Analysis of Credit Ratings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Uninsured Loans
Financing Receivable, Recorded Investment [Line Items]
Unpaid Principal Balance	$ 4,754		$ 13,648
Percent	100.00%		100.00%
Insured Loans
Financing Receivable, Recorded Investment [Line Items]
Unpaid Principal Balance	501	[1]	17,616	[1]
Percent	100.00%	[1]	100.00%	[1]
AAA | Uninsured Loans
Financing Receivable, Recorded Investment [Line Items]
Percent	0.00%		0.00%
AAA | Insured Loans
Financing Receivable, Recorded Investment [Line Items]
Percent	0.00%	[1]	0.00%	[1]
AA+ | Uninsured Loans
Financing Receivable, Recorded Investment [Line Items]
Unpaid Principal Balance			694
Percent	0.00%		5.09%
AA+ | Insured Loans
Financing Receivable, Recorded Investment [Line Items]
Unpaid Principal Balance			222	[1]
Percent	0.00%	[1]	1.26%	[1]
AA | Uninsured Loans
Financing Receivable, Recorded Investment [Line Items]
Percent	0.00%		0.00%
AA | Insured Loans
Financing Receivable, Recorded Investment [Line Items]
Percent	0.00%	[1]	0.00%	[1]
AA- | Uninsured Loans
Financing Receivable, Recorded Investment [Line Items]
Unpaid Principal Balance	2,072		6,558
Percent	43.58%		48.05%
AA- | Insured Loans
Financing Receivable, Recorded Investment [Line Items]
Unpaid Principal Balance	408	[1]	9,085	[1]
Percent	81.44%	[1]	51.57%	[1]
A+ | Uninsured Loans
Financing Receivable, Recorded Investment [Line Items]
Unpaid Principal Balance	2,548		3,060
Percent	53.97%		22.42%
A+ | Insured Loans
Financing Receivable, Recorded Investment [Line Items]
Unpaid Principal Balance	93	[1]	1,287	[1]
Percent	18.56%	[1]	7.31%	[1]
A1 | Uninsured Loans
Financing Receivable, Recorded Investment [Line Items]
Percent	0.00%		0.00%
A1 | Insured Loans
Financing Receivable, Recorded Investment [Line Items]
Percent	0.00%	[1]	0.00%	[1]
A | Uninsured Loans
Financing Receivable, Recorded Investment [Line Items]
Unpaid Principal Balance			3,336
Percent	0.00%		24.44%
A | Insured Loans
Financing Receivable, Recorded Investment [Line Items]
Unpaid Principal Balance			7,022	[1]
Percent	0.00%	[1]	39.86%	[1]
BB- | Uninsured Loans
Financing Receivable, Recorded Investment [Line Items]
Unpaid Principal Balance	$ 134
Percent	2.45%		0.00%
BB- | Insured Loans
Financing Receivable, Recorded Investment [Line Items]
Percent	0.00%	[1]	0.00%	[1]

[1]	All of the Company's insured loans have lender protection coverage with Lexington Insurance Company. As of December 31, 2012, Lexington had a financial strength rating of "A" with a stable outlook by Standard & Poors (S&P).